Fair Value Measurements - Schedule of Plan Assets Accounted at Fair Value (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 683,562,499	$ 590,712,929
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,325,197	55,344,754
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	243,678,249	214,770,000
Fair Value, Inputs, Level 1 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,325,197	55,344,754
Fair Value, Inputs, Level 1 | Temporary cash investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,449	5,781
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	183,346,603	159,419,465
Fair Value Measured at Net Asset Value Per Share | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 439,884,250	$ 375,942,929